Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Short-term deposits		$ 40,000
Cash at bank and on hand	$ 67,931	58,923
Total	$ 67,931	$ 98,923	$ 142,728	$ 249,299